THE PACIFIC CORPORATE GROUP
                                                          PRIVATE EQUITY FUND

                                                         Financial Statements
                                                              (Unaudited)


                                                       For the Nine Months Ended
                                                           December 31, 2001

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
BALANCE SHEET (Unaudited)
December 31, 2001

Assets

Portfolio investments at fair value (cost $92,249,502)                                                  $     87,877,281
Short-term investments, at amortized cost                                                                     17,404,451
Cash and cash equivalents                                                                                      5,371,768
Accrued interest receivable                                                                                       13,276
Prepaid expenses and other assets                                                                                 53,253
Deferred compensation plan assets, at market value                                                                40,168
                                                                                                        ----------------
Total Assets                                                                                            $    110,760,197
                                                                                                        ================

Liabilities and Shareholders Equity

Liabilities:
Accounts payable and accrued expenses                                                                   $         62,448
Due to Independent Trustees                                                                                       40,168
                                                                                                        ----------------
   Total liabilities                                                                                             102,616
                                                                                                        ----------------
Shareholders equity:
Shares of beneficial interest, 108,659.8075 shares issued
and outstanding:
Adviser Trustee (500 shares)                                                                                     509,193
Beneficial Shareholders (108,159.8075 shares)                                                                110,148,388
                                                                                                        -----------------
     Total shareholders' equity                                                                               110,657,581
                                                                                                        -----------------
Total Liabilities and Shareholders' Equity                                                              $     110,760,197
                                                                                                        =================

The accompanying notes are an integral part of these financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited)
As of December 31, 2001

                                                                                                            Fair Value
                                                                                                               % of
                                                                            Cost          Fair Value        Net Assets
                                                                     ----------------   ----------------   -------------
Direct Investments:

ADCO Global, Inc.
Raleigh, NC
Adhesives, sealants and coatings
10,000 shares of redeemable exchangeable
   cumulative preferred stock                                        $      1,000,000   $      1,000,000
100,000 shares of common stock                                              1,000,000          1,000,000
                                                                     -----------------  -----------------  --------------
                                                                            2,000,000          2,000,000        1.81%
                                                                     -----------------  -----------------  --------------
HCS Holdings, Inc.
Beaumont, TX
Home healthcare supplies
33,750 shares of Series A redeemable preferred stock                        3,375,000          3,375,000
37,500 shares of Class A common stock                                         375,000            375,000
                                                                     -----------------  -----------------  --------------
                                                                            3,750,000          3,750,000        3.39%
                                                                     -----------------  -----------------  --------------
Integra Telecom, Inc.
Portland, OR
Facilities-based, integrated communications provider
4,000,000 shares of Series F preferred stock                                4,000,000                  0
Warrant to purchase 3,561,086 shares of Class A voting
   common stock at $.001 per share, expiring 1/14/10                                0                  0
                                                                     -----------------  ----------------- ---------------
                                                                            4,000,000                  0        0.00%
                                                                     -----------------  ----------------- ---------------
IRMC Holdings, Inc.
Columbus, OH
Accounts receivable management and teleservices
34,654 shares of 8% Series A cumulative
   redeemable preferred stock                                               3,465,400          4,213,860
84,920 shares of Class A common stock                                       1,475,518          4,725,798
                                                                     -----------------  ----------------- ---------------
                                                                            4,940,918          8,939,658        8.08%
                                                                     -----------------  ----------------- ---------------
VS&A-DTN, LLC
New York, NY
Holding company for investment in Data Transmission
Network Corporation, a business-to-business e-commerce
and information services company serving the agriculture,
weather, energy and financial services industries
1.915% membership interest in VS&A-DTN, LLC                                 3,750,000          3,750,000        3.39%

VS&A HW Holding, LLC (a)
Washington, D.C
Holding company for investment in Hanley-Wood, LLC, a
business to business company providing publishing trade
show and related media for residential building industry
2.3077% membership interest in VS&A HW Holding LLC                          3,000,000          3,000,000        2.71%

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited), continued
As of December 31, 2001

                                                                                                            Fair Value
                                                                                                               % of
                                                                            Cost          Fair Value        Net Assets
                                                                     -----------------  ----------------  ---------------

Zhone Investors VIII, LLC
La Jolla, CA
Holding company for investment in Zhone Technologies, Inc.,
a next generation telecommunications equipment, services
and solutions provider located in Oakland, CA
69.8% Class A membership interest in Zhone Investors
   VIII, LLC                                                         $      2,611,000   $      2,611,000        2.36%
                                                                     -----------------  ----------------  ----------------

Total Direct Investments                                                   24,051,918         24,050,658       21.73%
                                                                     -----------------  ----------------  ----------------

Indirect Investments:

Alta California Partners II, L.P.                                           3,221,444          2,463,460        2.23%
$4,000,000 original capital commitment
1.783% limited partnership interest

American Securities Partners II, L.P.                                       3,780,808          3,671,740        3.32%
$5,000,000 original capital commitment
1.429% limited partnership interest

Apollo Investment Fund IV, L.P.                                             4,583,803          4,977,333        4.50%
$5,000,000 original capital commitment
..139% limited partnership interest

Atlas Venture Fund IV, L.P.                                                 1,197,523          1,013,107         .92%
$1,540,000 original capital commitment
..492% limited partnership interest

Aurora Equity Partners II L.P.                                              3,671,847          3,721,308        3.36%
$5,000,000 original capital commitment
..663% limited partnership interest

Bedrock Capital Partners I, L.P.                                            4,311,364          3,981,760        3.60%
$5,000,000 original capital commitment
4.189% limited partnership interest

CVC European Equity Partners II L.P.                                        5,248,744          4,972,112        4.49%
$7,500,000 original capital commitment
..397% limited partnership interest

Exxel Capital Partners V, L.P.                                              2,372,354          2,403,005        2.17%
$2,500,000 original capital commitment
..294% limited partnership interest



THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited), continued
As of December 31, 2001

                                                                                                             Fair Value
                                                                                                               % of
                                                                            Cost          Fair Value        Net Assets
                                                                     ----------------   ----------------   -----------


Fenway Partners Capital Fund II, L.P.                                $      2,501,729   $      2,083,243        1.88%
$5,000,000 original capital commitment
..550% limited partnership interest

First Reserve Fund VIII, L.P.                                               4,703,808          4,580,329        4.14%
$5,000,000 original capital commitment
..616% limited partnership interest

Hicks, Muse, Tate & Furst Equity Fund IV, L.P.                              4,284,318          2,965,992        2.68%
$5,000,000 original capital commitment
..124% limited partnership interest

Hicks, Muse, Tate & Furst Latin America Fund, L.P.                          2,383,071          2,247,825        2.03%
$2,500,000 original capital commitment
..260% limited partnership interest

Parthenon Investors, L.P.                                                   2,792,728          3,267,393        2.95%
$3,500,000 original capital commitment
..990% limited partnership interest

Providence Equity Partners III, L.P.                                        1,986,961            858,481        0.78%
Providence Equity Offshore Partners III, L.P.                                 573,790            533,864        0.48%
                                                                     ----------------   -----------------  -----------
$3,500,000 original capital commitment                                      2,560,751          1,392,345        1.26%
                                                                     ----------------   -----------------  -----------
..372% limited partnership interest

Sentinel Capital Partners II, L.P.                                          2,736,535          2,696,503        2.44%
$5,000,000 original capital commitment
3.973% limited partnership interest

Sprout Capital VIII, L.P. (b)                                               4,579,348          2,762,216        2.50%
$5,000,000 original capital commitment
..667% limited partnership interest

Thomas H. Lee Equity Fund IV, L.P.                                          7,908,311         10,270,240        9.28%
$10,000,000 original capital commitment
..313% limited partnership interest

Triumph Partners III, L.P.                                                  3,786,915          3,169,046        2.86%
$5,000,000 original capital commitment
..831% limited partnership interest



THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited), continued
As of December 31, 2001

                                                                                                            Fair Value
                                                                                                               % of
                                                                            Cost          Fair Value        Net Assets
                                                                     ----------------   ----------------   -----------

VS&A Communications Partners III, L.P.                               $      1,572,183   $      1,187,666        1.07%
$3,000,000 original capital commitment
..350% limited partnership interest
                                                                     ----------------   ----------------   -----------
Total Indirect Investments                                                 68,197,584         63,826,623       57.68%
                                                                     ----------------   ----------------   -----------

Total Portfolio Investments                                          $     92,249,502   $     87,877,281       79.41%
                                                                     ================   ================   ===========


     (a) VS&A HW Holding, LLC is held by PEF Direct, Inc., a wholly owned subsidiary of the Trust.

     (b) In November 2001, the Trust received an in-kind distribution from Sprout Capital VIII, L.P. of 935 common shares of Charles River Laboratories
International, Inc. valued at $30,517 as of the distribution date. The Trust sold the Charles River Laboratories shares in November 2001 for $27,977, realizing a gain of $22,996. In December 2001, the Trust received an in-kind distribution from Sprout Capital VIII, L.P. of 892 common shares of Charles
River Laboratories International, Inc. valued at $29,862 as of the distribution date. The Trust sold the Charles River Laboratories shares in December 2001 for
$29,371, realizing a gain of $24,619.


The accompanying notes are an integral part of these financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
STATEMENT OF OPERATIONS (Unaudited)
For the Three and Nine Months Ended December 31, 2001

                                                                                   Three Months               Nine Months
                                                                                      Ended                       Ended
                                                                                    December 31,               December 31,
                                                                                       2001                        2001
                                                                              -------------------         ------------------
Investment Income and Expenses

Interest from short-term investments                                          $        132,416            $       586,378
                                                                              -------------------         ------------------

Expenses:
Management fee                                                                         342,231                  1,026,693
Legal fees                                                                              46,362                    114,909
Accounting and administrative fees                                                      36,447                     99,444
Independent Trustee fees                                                                10,875                     34,125
Custody fees                                                                            15,770                     51,020
Insurance expense                                                                       22,681                     51,391
Mailing and printing expense                                                             5,532                     30,446
Miscellaneous                                                                           (3,320)                    (1,244)
                                                                              -------------------         ------------------
   Total expenses                                                                      476,578                  1,406,784
                                                                              -------------------         ------------------

   Net investment income                                                              (344,162)                  (820,406)
                                                                              -------------------         ------------------

Net Change in Net Assets from Portfolio Investments

Change in net unrealized depreciation of Direct Investments                         (1,927,540)                (3,251,540)
                                                                              -------------------         ------------------
   Net change in net assets from Direct Investments                                 (1,927,540)                (3,251,540)
                                                                              -------------------         ------------------

Change in unrealized appreciation of Distributed Investments                           (50,646)                   (40,733)
Realized gain from Distributed Investments                                              47,615                     46,489
                                                                              -------------------         ------------------
   Net change in net assets from Distributed Investments                                (3,031)                     5,756
                                                                              -------------------         ------------------

Change in net unrealized depreciation of Indirect Investments                       (5,395,820)                (7,131,478)
Expenses paid in connection with Indirect Investments                                  (12,500)                   (37,441)
Realized gains/income received from Indirect Investments                               242,589                  2,147,840
                                                                              -------------------         ------------------
   Net change in net assets from Indirect Investments                               (5,165,731)                (5,021,079)
                                                                              -------------------         ------------------

Net Decrease in Net Assets Resulting from Operations                          $     (7,440,464)           $    (9,087,269)
                                                                              ===================       =====================


The accompanying notes are an integral part of these financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
STATEMENT OF CHANGES IN SHAREHOLDERS EQUITY (Unaudited)
For the Nine Months Ended December 31, 2001

                                                                        Adviser            Beneficial
                                                                        Trustee           Shareholders              Total
                                                                     ---------------   ------------------    ------------------

Balance as of March 31, 2001                                         $    1,086,307    $      129,524,524    $      130,610,831

Cash distribution                                                           (50,000)          (10,815,981)          (10,865,981)

Net increase in net assets from operations:
    Pro-rata allocation                                                     (39,572)           (8,560,155)           (8,599,727)
    Carried interest allocation                                            (487,542)                    -              (487,542)
                                                                     ----------------  ------------------    -------------------

Balance as of December 31, 2001                                      $      509,193    $      110,148,388 (A)$     110,657,581
                                                                     ================  ==================    ===================

     (A) The net asset value per share of beneficial interest was $1,018.39 as of December 31, 2001. Additionally, through December 31, 2001, the Trust has made cash distributions to Beneficial Shareholders totaling $119.00 per share of beneficial interest.


The accompanying notes are an integral part of these financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
STATEMENT OF CASH FLOWS (Unaudited)
For the Nine Months Ended December 31, 2001

Cash Flows From Operating Activities

Net decrease in net assets from operations                                                                $    (9,087,269)

Adjustments to reconcile net decrease in net assets from operations to net cash provided from operating activities:


Net return of short-term investments                                                                           13,162,000
Cost of Direct Investments purchased                                                                             (960,000)
Capital contributed to Indirect Investments                                                                    (6,546,937)
Return of capital distributions received from Indirect Investments                                              1,902,379
Expenses paid in connection with Indirect Investments                                                             (37,441)
Realized gains/income received from Indirect Investments                                                        2,147,840
Proceeds from the sale of Distributed Investments                                                                  57,348
Net change in net assets from Indirect Investments                                                              5,021,079
Net change in net assets from Direct Investments                                                                3,251,540
Net change in net assets from Distributed Investments                                                              (5,756)
Decrease in accrued interest receivable                                                                            35,642
Decrease in prepaid expenses and other assets                                                                     301,826
Increase in accounts payable and accrued expenses                                                                  52,108
                                                                                                          ----------------
Net cash provided from operating activities                                                                     9,294,359
                                                                                                          ----------------


Cash Flows From Financing Activities

Cash distributions paid to shareholders                                                                       (10,865,981)
                                                                                                          ----------------
Net cash used for financing activities                                                                        (10,865,981)
                                                                                                          ----------------

Increase in cash and cash equivalents                                                                          (1,571,622)
Cash and cash equivalents at beginning of period                                                                6,943,390
                                                                                                          ----------------

Cash and Cash Equivalents at End of Period                                                                $     5,371,768
                                                                                                          ----------------


Supplemental disclosure of non-cash investing activities:
                                                                                                          ----------------

Value of in-kind distributions received from Indirect Investments                                         $        60,379
                                                                                                          ================

The accompanying notes are an integral part of these financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
FINANCIAL HIGHLIGHTS (Unaudited)
For the Nine Months Ended December 31, 2001

THE FOLLOWING PER SHARE DATA AND RATIOS HAVE BEEN
DERIVED FROM INFORMATION PROVIDED IN THE FINANCIAL STATEMENTS.

Increase (Decrease) in Net Asset Value

Per Share Operating Performance:

Net asset value, beginning of period                                                                      $    1,197.53

   Net investment income                                                                    $    (7.51)

   Net change in net assets from Portfolio Investments                                          (71.63)
                                                                                            ------------

Net decrease in net assets from operations                                                                       (79.14)

Cash distribution                                                                                               (100.00)
                                                                                                          --------------

Net asset value, end of period                                                                            $    1,018.39
                                                                                                          ==============

Total investment return                                                                                        (8.81%)*
                                                                                                          ==============

Ratios to Average Net Assets:

Investment expenses                                                                                             1.56%*
                                                                                                          ==============

Net income                                                                                                    (10.10%)*
                                                                                                          ==============

Supplemental Data:

Net assets, end of period                                                                               $  110,657,581
                                                                                                        ================

Portfolio turnover                                                                                              0.06%
                                                                                                        ================


* Annualized

The accompanying notes are an integral part of these financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.       Organization and Purpose

     The Pacific Corporate Group Private Equity Fund (the Trust) is a Delaware business trust, formed on September 22, 1997. The Trust, which began operations on February 9, 1998 (Commencement of Operations), is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

     On August 2, 2001, the Trust held a special meeting of its shareholders at which a majority of the Trust's shareholders approved a new management agreement between the Trust and Pacific Corporate Group LLC. Pacific Corporate Group LLC replaced Pacific Corporate Group, Inc. as the Trust's adviser trustee (the "Adviser Trustee"). Other than the identity of the management company, the new management agreement is identical to the old management agreement in every respect, including the services provided and the fees payable thereunder. The Trust was required under the Investment Company Act of 1940 to obtain these approvals as a result of the addition of several key members of Pacific Corporate Group's management to Pacific Corporate Group's ownership structure.

     The Adviser Trustee manages the investment policies and operations of the Trust. The Adviser Trustee and four individual Trustees (collectively the "Trustees"), three of whom are not affiliated with the Adviser Trustee (the "Independent Trustees"), are responsible for the overall supervision of the Trust.

     The objective of the Trust is to achieve, through selected private market equity and equity-related investments, rates of return superior to public market investment alternatives, while reducing risks through the diversification of investments within the private market. The Trust seeks to achieve this objective through investments primarily in a portfolio of partnerships ("Indirect Investments") and, with respect to up to 25% of committed capital, direct investment in private or public operating companies ("Direct Investments").

     The Trust is scheduled to terminate on December 31, 2009, subject to extension in the sole discretion of the Trustees, for up to three additional one-year periods.

2.       Summary of Significant Accounting Policies

     Valuation of Investments - Short-term investments are valued at amortized cost, which approximates market. Portfolio investments are carried at fair value as determined quarterly by the Adviser Trustee in accordance with procedures established by the Trustees.

     In determining the fair value of the Trust's Indirect Investments, the Adviser Trustee considers, among other things, the valuations provided by the general partner managers of such investments. The valuations provided by the general partner managers are reflected by the fair value of the Trust's capital account balance for each such Indirect Investment. The capital account balance for each Indirect Investment includes capital contributed by the Trust, distributions received by the Trust and the Trust's allocated share of the Indirect Investment's profits and losses, including unrealized profits and losses. Such allocations reflect certain fees and expenses incurred by the Indirect Investment entity and drawn against that entity's cash position. The Trust's capital account balance for each Indirect Investment is reviewed by the Adviser Trustee for reasonableness and the fair value of each Indirect Investment may be adjusted in the discretion of the Adviser Trustee. No such adjustments have been made as of December 31, 2001.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited), continued

     The fair value of Direct Investments and securities received from Indirect Investments ("Distributed Investments") is determined by the Adviser Trustee as follows: (i) unrestricted publicly-held securities for which market quotations are readily available are valued at the closing public market price for the last trading day of the accounting period, (ii) restricted publicly-held securities may be valued at a discount from the closing public market price, depending on the circumstances; and (iii) privately-held securities are valued at cost until significant developments affecting the portfolio company provide a basis for change in valuation. Factors to be considered in arriving at a change in valuation of such privately-held securities include the price of recent transactions in the company's securities and the company's earnings, sales and book value.

     As a result of delays in receiving quarterly financial statements from certain of the Trust's Indirect Investments, the Trust's capital account balances in such Indirect Investments used to determine certain fair values may not be as of the same date as the Trust's financial statements. Any adjustments to such fair values, which would have been recorded had current capital account balances been available, will be reflected in subsequent financial statements of the Trust. The Adviser Trustee is unable to estimate whether such adjustments to the Indirect Investments' fair values would be material.

     The values assigned to portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future circumstances that cannot be determined until the investments are actually liquidated. Because of the inherent uncertainty of valuation, the assigned values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

     The Trust's Direct Investments are restricted as to resale. Additionally, the Trust's Indirect Investments in limited partnerships may be illiquid due to provisions of the limited partnership agreements restricting the sale of partnership interests.

     Security Transactions and Investment Income - Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis.

     Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     Currency Risk - Although the majority of the Trust's investments are denominated in U.S. dollars, the Trust may invest in securities denominated in currencies other than its reporting currency, the U.S. dollar. Consequently, the Trust is exposed to risk that the exchange rate of the U.S. dollar relative to other currencies may change in a manner which has an adverse effect on the reported value of that portion of the Trust's assets which are denominated in currencies other than the U.S. dollar.

     Syndication Costs - Selling commissions of $1,926,568 and other costs associated with selling shares of the Trust totaling $568,126 have been recorded as a direct reduction to shareholders' equity since the inception of the Trust.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited), continued

     Income Taxes - No provision for income taxes has been made since all income and losses are allocable to the shareholders for inclusion in their respective tax returns.

     Statement of Cash Flows - The Trust considers its interest-bearing account to be a cash equivalent.

     Financial Instruments - The Trust carries its financial instruments at amounts which approximate fair value.

     3.  Shareholders'  Equity In connection  with the issuance of  108,659.8075 shares of beneficial interest (the "Shares") of the Trust, shareholders contributed capital totaling $110.6 million, including a $500,000 capital contribution from the Adviser Trustee. The Trust paid selling commissions of $1.9 million in connection with the sale of the shares.

     4. Management Fee The Adviser Trustee receives a management fee at the annual rate of 1.25% of the aggregate capital commitments to the Trust, reduced by capital returned and realized investment losses. Such fee is determined and payable quarterly in advance. The management fee is reduced by 100% of directors' fees or other remuneration received by the Adviser Trustee from any portfolio company of the Trust.

5.     Independent Trustee Fees

     As compensation for services rendered to the Trust, each Independent Trustee receives $10,000 annually in quarterly installments and $500 for each meeting of the Independent Trustees attended, plus out-of-pocket expenses. Additionally, the Independent Trustees also are members of the Audit Committee. As compensation for services rendered to the Trust as members of the Audit Committee, each of the Independent Trustees receives an additional $2,500 annually in quarterly installments and $250 for each Audit Committee meeting attended.

     Effective January 1, 2001, the Trust established a deferred compensation plan for the benefit of the Independent Trustees, whereby the Independent Trustees may elect to defer all or a portion of their compensation for services rendered to the Trust. Such deferred compensation is invested in managed funds for the benefit of the Independent Trustees. Income earned from such funds is credited to the Independent Trustees as earned.

6.     Allocation of Net Income and Net Loss

     Net income and net loss, other than net income and net loss from Direct Investments, is allocated to all shareholders, including the Adviser Trustee, pro rata based on Shares held. Additionally, the Adviser Trustee will be allocated, on a cumulative basis over the life of the Trust, 20% of the Trust's aggregate net income and net loss from Direct Investments, other than "pari passu co-investments", and 15% from Direct Investments in "pari passu co-investments" (as described below), provided that such amount is positive. The remaining 80% and/or 85% of such amounts is allocated to all shareholders including the Adviser Trustee, pro rata based on Shares held. If the aggregate net income and net loss from Direct Investments (including "pari passu co-investments") is negative, such net income and net loss is allocated to all shareholders, including the Adviser Trustee, pro rata based on Shares held.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited), continued

     "Pari passu co-investments" refers to Direct Investments that are co-investments in the same securities and on the same terms alongside general partner managers of Indirect Investments held by the Trust, in transactions involving issuers held by investment vehicles in which the Trust has invested.

7.     Investment Commitments

     As of December  31,  2001,  the  Trust's  unfunded  investment  commitments
totaled   $17,160,262   for  Indirect   Investments   and  $409,082  for  Direct
Investments.

8.     Cash Distribution

     On April 5, 2001, the Trust made a cash distribution to shareholders totaling $10,865,981 or $100 per share of beneficial interest in the Trust.